CONDENSED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 2,880,254		$ 6,007,575
Accounts receivable	327,200		223,275
Inventories, net	972,695		410,098
Deferred financing costs	4,258,515		0
Prepaid expenses and other	46,737		70,073
Total current assets	8,485,401		6,711,021
Property and equipment, net	3,771,849		3,980,280
Construction in progress	188,912		0
Right-of-use assets	641,651		0
Deposits	34,359		34,359
TOTAL ASSETS	13,122,172		10,725,660
Current liabilities:
Accrued expenses	2,312,118		646,863
Accounts payable	4,456,587		221,188
Operating lease liability	343,049		0
Contract liabilities	178,750		173,050
Convertible notes payable	7,300,000		0
Total current liabilities	14,590,504		1,041,101
Deferred rent	0		96,484
Operating lease liability, net of current portion	373,907		0
Total liabilities	14,964,411		1,137,585
Shareholders' equity:
Common Stock	1,077		999
Additional paid-in capital	59,344,952		56,646,247
Accumulated deficit	(61,192,308)		(47,063,207)
Total stockholders' (deficit) equity	(1,842,239)		9,588,075	$ 12,879,913
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	13,122,172		10,725,660
Tailwind Acquisition Corp [Member]
Current assets
Cash and cash equivalents		$ 384,522	479,694	2,245,798
Prepaid expenses		99,687	111,667	275,652
Prepaid taxes		15,400	111,667
Total current assets		499,609	591,361	2,521,450
Cash held in Trust Account		33,034,062	334,441,194	334,321,131
TOTAL ASSETS		33,533,671	335,032,555	336,842,581
Current liabilities:
Accounts payable and accrued expenses		4,639,823	3,867,106	208,129
Accrued offering costs			109,000	126,000
Income taxes payable		279,345
Total current liabilities		4,919,168	3,976,106	334,129
Convertible note – related party		600,000
Warrant liabilities		2,112,863	13,733,608	36,975,099
Deferred underwriting fee payable		11,697,550	11,697,550	11,697,550
Total liabilities		19,329,581	29,407,264	49,006,778
Commitments and Contingencies
Class A common stock subject to possible redemption			334,215,700	334,215,700
Shareholders' equity:
Preferred Stock
Accumulated deficit		(18,689,431)	(28,591,245)	(46,380,733)
Total stockholders' (deficit) equity		(18,688,595)	(28,590,409)	(46,379,897)
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY		33,533,671	335,032,555	336,842,581
Class A Common Stock Subject to Redemption | Tailwind Acquisition Corp [Member]
Current liabilities:
Class A common stock subject to possible redemption		32,892,685	334,215,700
Class A Common stock [Member] | Tailwind Acquisition Corp [Member]
Shareholders' equity:
Common Stock
Class B Common Stock [Member] | Tailwind Acquisition Corp [Member]
Shareholders' equity:
Common Stock		$ 836	836	$ 836
Series A Preferred Stock [Member]
Shareholders' equity:
Preferred Stock	800		800
Series A-1 Preferred Stock [Member]
Shareholders' equity:
Preferred Stock	348		348
Series B Preferred Stock [Member]
Shareholders' equity:
Preferred Stock	312		312
Series B-1 Preferred Stock [Member]
Shareholders' equity:
Preferred Stock	2,463		2,463
Series C Preferred Stock [Member]
Shareholders' equity:
Preferred Stock	$ 117		$ 113